Discontinued Operations	3 Months Ended
Mar. 31, 2011
Discontinued Operations [Abstract]
Discontinued Operations
Note 11- Discontinued Operations

    Rig Sales

    We sold jackup rigs ENSCO 50, ENSCO 51, ENSCO 57 and ENSCO 60 during the year ended December 31, 2010. The rigs' operating results were reclassified as discontinued operations in our condensed consolidated statement of income for the quarter ended March 31, 2010.  The rigs' operating results were previously included within our Jackup operating segment.

    The following table summarizes income from discontinued operations for the quarter ended March 31, 2010 (in millions):

2010

Revenues	$12.6
Operating expenses	10.8
Operating income before income taxes	1.8
Income tax expense	1.4
Gain on disposal of discontinued operations, net	29.2
Income from discontinued operations	$29.6

             Debt and interest expense are not allocated to our discontinued operations.